Securities - Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 135,370	$ 143,506
Available-for-sale Securities, Gross Unrealized Gains	11,091	14,562
Available-for-sale Securities, Gross Unrealized Losses	(148)	(1)
Available-for-sale securities, Fair Value	146,313	158,067
U.S government agencies
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	0	10,000
Available-for-sale Securities, Gross Unrealized Gains	0	53
Available-for-sale Securities, Gross Unrealized Losses	0
Available-for-sale securities, Fair Value	0	10,053
Subordinated notes
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	28,837	4,500
Available-for-sale Securities, Gross Unrealized Gains	76	6
Available-for-sale Securities, Gross Unrealized Losses	(148)	(1)
Available-for-sale securities, Fair Value	28,765	4,505
State and municipal obligations
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	106,533	129,006
Available-for-sale Securities, Gross Unrealized Gains	11,015	14,503
Available-for-sale Securities, Gross Unrealized Losses	0
Available-for-sale securities, Fair Value	$ 117,548	$ 143,509